Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Series Fund II, Inc.
Entity Central Index Key	0001738073
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000202340
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield Portfolio
Trading Symbol	HIYLD
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock High Yield Portfolio (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock High Yield Portfolio	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund’s Class I  shares returned 9.42%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Universal Index, returned 7.58% and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, returned 8.62%.

What contributed to performance?

The Fund’s positive return largely reflects the performance of its core allocation to high yield corporate bonds. In terms of credit quality, contributions were led by holdings of B-rated issues, followed by issues rated BB and CCC. In sector terms, contributions were highlighted by holdings within technology, followed by media & entertainment.

What detracted from performance?

Detractors from absolute performance were minimal and limited to the Fund’s holdings of floating rate bank loans.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	BlackRock High Yield Portfolio	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Jan 16	$9,884	$10,110	$9,839
Feb 16	$9,946	$10,182	$9,896
Mar 16	$10,196	$10,307	$10,335
Apr 16	$10,558	$10,377	$10,740
May 16	$10,626	$10,385	$10,806
Jun 16	$10,634	$10,568	$10,906
Jul 16	$10,878	$10,655	$11,201
Aug 16	$11,093	$10,667	$11,435
Sep 16	$11,187	$10,669	$11,511
Oct 16	$11,180	$10,598	$11,556
Nov 16	$11,230	$10,360	$11,501
Dec 16	$11,389	$10,391	$11,713
Jan 17	$11,535	$10,428	$11,883
Feb 17	$11,696	$10,508	$12,056
Mar 17	$11,701	$10,505	$12,029
Apr 17	$11,829	$10,592	$12,168
May 17	$11,928	$10,674	$12,273
Jun 17	$11,943	$10,664	$12,290
Jul 17	$12,117	$10,718	$12,426
Aug 17	$12,099	$10,810	$12,421
Sep 17	$12,227	$10,772	$12,533
Oct 17	$12,278	$10,785	$12,586
Nov 17	$12,265	$10,769	$12,554
Dec 17	$12,301	$10,816	$12,592
Jan 18	$12,402	$10,712	$12,667
Feb 18	$12,297	$10,610	$12,560
Mar 18	$12,234	$10,664	$12,484
Apr 18	$12,339	$10,593	$12,565
May 18	$12,325	$10,651	$12,562
Jun 18	$12,389	$10,635	$12,612
Jul 18	$12,538	$10,657	$12,750
Aug 18	$12,597	$10,710	$12,844
Sep 18	$12,664	$10,664	$12,915
Oct 18	$12,408	$10,575	$12,709
Nov 18	$12,305	$10,622	$12,599
Dec 18	$12,011	$10,789	$12,329
Jan 19	$12,554	$10,937	$12,887
Feb 19	$12,762	$10,949	$13,101
Mar 19	$12,869	$11,147	$13,224
Apr 19	$13,052	$11,163	$13,412
May 19	$12,895	$11,334	$13,253
Jun 19	$13,212	$11,494	$13,555
Jul 19	$13,323	$11,528	$13,631
Aug 19	$13,415	$11,789	$13,686
Sep 19	$13,483	$11,738	$13,736
Oct 19	$13,515	$11,776	$13,773
Nov 19	$13,583	$11,773	$13,818
Dec 19	$13,821	$11,791	$14,095
Jan 20	$13,809	$12,003	$14,098
Feb 20	$13,617	$12,182	$13,900
Mar 20	$12,152	$11,944	$12,307
Apr 20	$12,734	$12,184	$12,864
May 20	$13,296	$12,297	$13,426
Jun 20	$13,357	$12,400	$13,554
Jul 20	$14,052	$12,618	$14,185
Aug 20	$14,200	$12,545	$14,322
Sep 20	$14,073	$12,522	$14,175
Oct 20	$14,134	$12,478	$14,245
Nov 20	$14,654	$12,640	$14,809
Dec 20	$14,902	$12,684	$15,088
Jan 21	$14,945	$12,604	$15,138
Feb 21	$15,058	$12,442	$15,194
Mar 21	$15,062	$12,297	$15,217
Apr 21	$15,271	$12,400	$15,382
May 21	$15,332	$12,448	$15,427
Jun 21	$15,531	$12,538	$15,633
Jul 21	$15,566	$12,664	$15,692
Aug 21	$15,659	$12,656	$15,774
Sep 21	$15,662	$12,548	$15,773
Oct 21	$15,642	$12,538	$15,744
Nov 21	$15,475	$12,553	$15,589
Dec 21	$15,790	$12,544	$15,882
Jan 22	$15,375	$12,269	$15,449
Feb 22	$15,262	$12,102	$15,290
Mar 22	$15,146	$11,777	$15,116
Apr 22	$14,585	$11,338	$14,579
May 22	$14,615	$11,400	$14,613
Jun 22	$13,607	$11,173	$13,629
Jul 22	$14,494	$11,453	$14,433
Aug 22	$14,086	$11,156	$14,101
Sep 22	$13,509	$10,675	$13,542
Oct 22	$13,933	$10,558	$13,893
Nov 22	$14,146	$10,952	$14,193
Dec 22	$14,096	$10,914	$14,106
Jan 23	$14,680	$11,253	$14,643
Feb 23	$14,445	$10,976	$14,456
Mar 23	$14,631	$11,234	$14,609
Apr 23	$14,803	$11,303	$14,756
May 23	$14,598	$11,185	$14,620
Jun 23	$14,831	$11,168	$14,865
Jul 23	$15,011	$11,179	$15,071
Aug 23	$15,022	$11,112	$15,114
Sep 23	$14,862	$10,847	$14,934
Oct 23	$14,684	$10,684	$14,758
Nov 23	$15,364	$11,165	$15,427
Dec 23	$15,897	$11,588	$16,002
Jan 24	$15,919	$11,560	$16,002
Feb 24	$15,972	$11,422	$16,048
Mar 24	$16,192	$11,534	$16,238
Apr 24	$16,052	$11,264	$16,086
May 24	$16,212	$11,451	$16,262
Jun 24	$16,381	$11,556	$16,416
Jul 24	$16,698	$11,818	$16,735
Aug 24	$16,992	$11,992	$17,008
Sep 24	$17,193	$12,157	$17,283
Oct 24	$17,044	$11,881	$17,190
Nov 24	$17,248	$12,006	$17,387
Dec 24	$17,135	$11,824	$17,313
Jan 25	$17,370	$11,896	$17,550
Feb 25	$17,506	$12,142	$17,668
Mar 25	$17,287	$12,139	$17,487
Apr 25	$17,346	$12,182	$17,484
May 25	$17,652	$12,120	$17,777
Jun 25	$18,001	$12,309	$18,104
Jul 25	$18,096	$12,291	$18,186
Aug 25	$18,311	$12,439	$18,413
Sep 25	$18,447	$12,571	$18,563
Oct 25	$18,510	$12,654	$18,592
Nov 25	$18,621	$12,730	$18,700
Dec 25	$18,850	$12,721	$18,806

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock High Yield Portfolio...
	9.42%	4.73%	6.54%
Bloomberg U.S. Universal Index...
	7.58	0.06	2.44
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	8.62	4.50	6.52

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 21,423,040
Holdings Count | Holding	759
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$21,423,040
Number of Portfolio Holdings...
759
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
55%

Holdings [Text Block]

Credit quality allocation

Credit RatingFootnote Reference(a)	Percent of Total InvestmentsFootnote Reference(b)
A...
2.4%
BBB/Baa...
2.4
BB/Ba...
43.4
B...
42.7
CCC/Caa...
8.7
N/R...
0.4
Footnote	Description
Footnote(a)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(b)	Excludes short-term securities.